Schedule of Nonvested Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Nonvested options, beginning balance	548,807	656,742
Weighted Average Grant Date Fair Value, Nonvested options beginning balance	$ 0.05	$ 0.04
Nonvested options, forfeited/cancelled	(1,000)
Weighted Average Grant Date Fair Value, forfeited/cancelled	$ 0.03
Nonvested options, vested	(547,807)	(84,235)
Weighted Average Grant Date Fair Value, vested	$ 0.04	$ 0.04
Nonvested options, granted		50,000
Weighted Average Grant Date Fair Value, granted		$ 0.05
Nonvested options, exercised		(73,700)
Weighted Average Grant Date Fair Value, vested		$ 0.03
Nonvested options, ending balance		548,807
Weighted Average Grant Date Fair Value, Nonvested optionsending balance		$ 0.05